Interests In Joint Ventures - Schedule of Reconciliation to Carrying Amounts in Joint Venture (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Carrying Amount In Joint Venture Financial Statements [Line Items]
Loss for the year	$ (513,580,000)	$ (101,504,000)	$ (170,044,000)
Dividends paid	0	0	0
Carrying Amount	48,568,000	55,307,000	56,679,000
Joint ventures [member]
Reconciliation Of Carrying Amount In Joint Venture Financial Statements [Line Items]
Opening net assets at 1 January	110,613,000	113,061,000
Loss for the year	(5,180,000)	(4,836,000)	(3,010,000)
Other comprehensive income
Cash contributions of owners
Receivable from owners
Dividends paid
Other, net	(8,297,000)	2,388,000
Closing net assets at 31 December	$ 97,136,000	$ 110,613,000	$ 113,061,000
Group's share in %	50.00%	50.00%
Carrying Amount	$ 48,568,000	$ 55,307,000